MONEY MARKET OBLIGATIONS TRUST

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

June 29, 2012

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE: MONEY MARKET OBLIGATIONS TRUST (the “Trust”)

Federated Automated Government Cash Reserves

Service Shares

Federated U.S Treasury Cash Reserves

Institutional Shares

Service Shares

1933 Act File No. 33-31602

1940 Act File No. 811-5950

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated June 30, 2012, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 129 on June 28, 2012.

If you have any questions regarding this certification, please contact me at (412) 288-7404.

Very truly yours,

/s/ Leslie K. Ross

Leslie K. Ross

Assistant Secretary

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